UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Minicipal Income Fund

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 161.2%
Long-Term Municipal Bonds - 160.3%
California - 144.2%
Assoc Bay Area Gov MFHR (Bijou Woods Apts) AMT FNMA Series 01A 5.30%, 12/01/31	$2,735	$2,759,068
Banning Util Auth Wtr & Enterprise Rev (Ref & Impr Proj) FGIC Series 05 5.25%, 11/01/30	1,850	1,927,478
Beaumont Fin Auth AMBAC 5.00%, 9/01/26	755	783,879
Bellflower Redev Agy MFHR (Bellflower Terrace) AMT FNMA Series 02A 5.50%, 6/01/35 (a)	3,000	3,106,680
California Ed Fac Auth (Claremont Mckenna Coll) 5.00%, 1/01/22	550	593,664
California Ed Fac Auth (Lutheran Univ) Series 04C 5.00%, 10/01/24	1,250	1,257,650
California Ed Fac Auth (Univ of the Pacific) (Prerefunded) Series 02 5.375%, 11/01/32	4,035	4,452,542
California Ed Fac Auth (Univ of the Pacific) 5.00%, 11/01/21	260	266,690
California Hlth Fac Fin Auth (Cottage Hlth Sys) MBIA Series 03B 5.00%, 11/01/23	2,770	2,887,531
California Hlth Fac Fin Auth (Lucile Salter Packard Hosp) AMBAC Series 03C 5.00%, 8/15/22	3,295	3,420,507

California Hlth Fac Fin Auth (Sutter Hlth) Series 00A 6.25%, 8/15/35	5,000	5,272,300
California Infra & Econ Dev Bank (YMCA Metro L.A. Proj) AMBAC Series 01 5.25%, 2/01/32	6,295	6,581,674
California Pub Wks Brd Lease Rev (Dept of Hlth Svcs-Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	3,500	3,471,545
California St Dept of Wtr Res Pwr Sup Rev (Prerefunded) Series 02A 5.375%, 5/01/22	4,000	4,487,040
California St GO Series 03 5.25%, 2/01/24	1,500	1,569,750
California St GO (Prerefunded) 5.25%, 4/01/30	8,825	9,758,597
5.30%, 4/01/29	1,000	1,136,780
California St GO (Unrefunded) 5.25%, 4/01/30	175	179,646
California St GO AMT MBIA Series 01BZ 5.375%, 12/01/24	4,000	4,030,040
California Statewide CDA (Daughters of Charity Hlth) Series 05A 5.25%, 7/01/24	775	777,317
California Statewide CDA (Kaiser Permanente) Series 02 5.50%, 11/01/32	4,000	4,049,480
California Statewide CDA (Bentley Sch) 6.75%, 7/01/32	2,500	2,632,325
Cucamonga Sch Dist COP Series 02 5.125%, 6/01/23	820	836,572
Fontana Pub Fin Auth (No. Fontana Redev Proj) AMBAC Series 03A 5.50%, 9/01/32	4,800	5,239,824
Fontana Spec Tax (Cmnty Facs Dist No 22-Sierra Hills) Series 04 5.85%, 9/01/25	2,000	1,976,140
Fullerton Redev Agy RADIAN 5.00%, 4/01/21	2,200	2,245,232

Golden St Tobacco Securitization Corp. (Prerefunded) XLCA Series 03B 5.50%, 6/01/33	5,000	5,628,750
Huntington Park Pub Fin Auth FSA Series 04A 5.25%, 9/01/17	1,000	1,130,470
La Quinta Fin Auth Loc Agy AMBAC Series 04A 5.25%, 9/01/24	3,000	3,189,810
Loma Linda Hosp (Loma Linda Univ Med Ctr) Series 05A 5.00%, 12/01/23	500	487,690
Los Angeles Cnty Metro Transp Auth (Prerefunded) FGIC Series 00A 5.25%, 7/01/30	4,700	5,078,585
Los Angeles Comnty Redev Agy Series 04L 5.00%, 3/01/18	1,000	1,026,060
Los Angeles Comnty Redev Agy (Grand Central Square) AMT AMBAC Series 02 5.375%, 12/01/26	6,635	6,643,625
Los Angeles Dept of Wtr & Pwr Wtrwks Rev FGIC Series 01A 5.125%, 7/01/41	10,000	10,160,200
Los Angeles Uni Sch Dist (Prerefunded) MBIA Series 02E 5.125%, 1/01/27	10,000	11,044,400
Murrieta Valley Uni Sch Dist CFD ETM Series 02 6.375%, 9/01/32	945	963,550
Murrieta Valley Uni Sch Dist CFD No. 2000-2 (Rancho Mira Mosa) (Prerefunded) Series 02 6.375%, 9/01/32	1,000	1,153,950
Napa MFHR (Vintage at Napa Apts) AMT FNMA Series 01A 5.20%, 6/15/34	4,500	4,649,400
Ohlone Comnty Coll Dist FSA Series 05B 5.00%, 8/01/24	1,150	1,216,919
Orange Cnty (San Joaquin Hills Transp Corridor Agy Toll Rd Rev) MBIA Series 97 5.25%, 1/15/30	5,000	5,060,650

Palo Alto Assess Dist (Univ Ave Area Off Street Parking) Series 02A 5.875%, 9/02/30	8,020	8,127,709
Perris Union High Sch Dist FGIC Series 05A 5.00%, 9/01/24	1,200	1,242,780
Pomona COP AMBAC Series 03 5.50%, 6/01/34	1,640	1,758,572
Port of Oakland AMT FGIC Series 02L 5.375%, 11/01/27	5,000	5,124,450
Riverside Cnty Pub Fin Auth Tax Alloc Rev (Redev Proj) XLCA Series 04 5.00%, 10/01/23 - 10/01/24	2,860	2,880,414
Riverside Comnty Coll Dist MBIA 5.00%, 8/01/25	455	484,343
Salinas Valley Solid Waste Auth (Transfer Station) AMT AMBAC Series 02 5.25%, 8/01/31	3,930	4,011,744
San Diego Uni Sch Dist (Election of 1998) MBIA Series 04E-1 5.00%, 7/01/23 - 7/01/24	2,000	2,141,520
San Francisco City & Cnty Arpt Rev (Int’l Arpt) FGIC Series 03 5.125%, 5/01/19	1,000	1,052,150
San Francisco City & Cnty Arpt Rev (Int’l Arpt) AMT MBIA Series 02-28A 5.125%, 5/01/32	2,500	2,477,525
San Francisco City & Cnty Lease Rev (San Bruno Jail #3) AMBAC Series 00 5.25%, 10/01/33	5,000	5,171,000
San Ramon Valley Uni Sch Dist FSA 5.00%, 8/01/24	1,425	1,514,932
Sequoia Uni Sch Dist (Prerefunded) FSA Series 02 5.125%, 7/01/31	1,770	1,961,886

Temecula Redev Agy MBIA Series 02 5.25%, 8/01/36	6,270	6,464,621
Torrance COP (Ref & Pub Impt Proj) AMBAC Series 04A 5.00%, 6/01/24	2,275	2,376,283
AMBAC Series 05B 5.00%, 6/01/24 (b)	665	694,606
Yorba Linda Rec Rev (Black Gold Golf Course Proj) (Prerefunded) Series 00 7.50%, 10/01/30	4,500	4,628,970

		185,247,515

Colorado - 0.3%
Murphy Creek Metro Dist No 3 (Ref & Impt) Series 06 6.00%, 12/01/26	500	439,080

Nevada - 2.0% Henderson Loc Impr Dist FSA Series A 5.00%, 3/01/18	2,275	2,536,762

Ohio - 0.4% Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04A 7.125%, 8/01/25	500	514,070

Puerto Rico - 13.4% Puerto Rico Comwlth GO Series 06A 5.25%, 7/01/22	500	520,300
Puerto Rico Comwlth GO (Pub Impr) Series 01A 5.50%, 7/01/19	500	547,475
Series 04A 5.25%, 7/01/19	900	945,846
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	537,095
Puerto Rico Elec Pwr Auth XLCA Series 02-2 5.25%, 7/01/31	6,000	6,716,520
Puerto Rico Hwy & Transp Auth (Prerefunded) Series 02D 5.375%, 7/01/36	6,450	7,153,501

Puerto Rico Pub Bldg Auth 5.50%, 7/01/22	700	744,331

		17,165,068

Total Long-Term Municipal Bonds (cost $196,041,918)		205,902,495

Short-Term Municipal Notes - 0.9%
California - 0.4%
California St Dept of Wtr Res Pwr Sup Rev Series F-2 1.50%, 5/01/20 (c)	500	500,000

Alaska - 0.5%
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj) 1.80%, 7/01/37 (c)	500	500,000
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj) Series 03B 1.80%, 7/01/37 (c)	200	200,000

		700,000

Total Short-Term Municipal Notes (cost $1,200,000)		1,200,000

Total Investments - 161.2% (cost $197,241,918)		207,102,495
Other assets less liabilities - 1.8%		2,364,542
Preferred Stock at redemption value - (63.0)%		(81,000,000)

Net Assets Applicable to Common Shareholders - 100.0% (d)		$128,467,037

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (e)	$2,140	2/20/08	MMD	+	MMD	++	$56,648
Merrill Lynch	27,000	9/06/09	3.375%		BMA	*	(496,177)
Merrill Lynch	2,300	10/21/16	BMA	*	4.128%		168,451
Merrill Lynch	3,000	8/09/26	4.063%		BMA	*	(170,174)

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

*	Variable interest rate based on the Securities Industry & Financial Markets

Association, formerly the Bond Market Association (BMA).

Type	Contracts	Month	Value	2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr futures	18	March 2008	$1,981,057	$2,034,000	$(52,943)

(a)	Variable rate coupon, rate shown as of January 31, 2008.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $20,995.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

(e)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

As of January 31, 2008, the Fund held 62% of total investments in insured bonds (of this amount 24% represents the Fund’s holding in pre-refunded bonds).

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDA	-	Community Development Administration
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
XLCA	-	XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2008